Other Expense (Tables)	12 Months Ended
Dec. 31, 2024
Other Expense [Abstract]
Schedule of Other Expense
	For the years ended December 31,
	2022	2023	2024
Exchange loss	$(95,842)	$(208,232)	$(9,104)
Total	$(95,842)	$(208,232)	$(9,104)